VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2026
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 29. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥8,486,745	¥10,138,380	$1,494,212
Restricted cash	8,204	104	15
Short-term investments	—	9,005,007	1,327,174
Notes receivable	—	200,000	29,476
Accounts receivable, net	35,852,484	46,142,449	6,800,555
Inventories, net	1,344,588	1,330,874	196,147
Other receivables, net	4,844,928	4,518,166	665,895
Loans to third parties-short term	21,753,233	24,355,040	3,589,489
Purchase advances, net	130,531	323,029	47,609
Contract costs, net	53,547,408	25,059,648	3,693,335
Prepaid expenses	37,276	430,287	63,415
Prepaid consideration for acquisition of noncontrolling interest	—	1,950,000	287,394
Total current assets	126,005,397	123,452,984	18,194,716

Property and equipment, net	19,961,664	17,099,196	2,520,110
Investment in unconsolidated entity	—	1,824,974	268,968
Loans to third parties-long term	18,500,000	18,500,000	2,726,563
Operating lease right-of-use assets, net - non-current	4,450,450	7,216,333	1,063,556
Total Assets	¥168,917,511	¥168,093,487	$24,773,913

LIABILITIES
Short-term bank loans	¥11,582,336	¥11,306,258	$1,666,336
Accounts payable	12,113,970	17,111,286	2,521,891
Other payables	3,709,852	1,720,077	253,508
Other payable- related parties	2,906,544	649,559	95,733
Contract liabilities	4,719,255	1,669,736	246,089
Contract liabilities- related parties	—	400,000	58,953
Accrued payroll and employees’ welfare	2,129,242	4,003,960	590,111
Intercompany payables*	265,588,956	248,493,705	36,623,440
Taxes payable	795,629	1,422,658	209,674
Short-term borrowings - related parties	10,017,250	20,033,917	2,952,634
Operating lease liabilities - current	1,761,231	2,924,605	431,033
Total current liabilities	315,324,265	309,735,761	45,649,402

Operating lease liabilities - non-current	1,081,827	3,291,220	485,066
Long-term borrowings - related party	10,000,000	—	—
Total Liabilities	¥326,406,092	¥313,026,981	$46,134,468
*	Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024 includes revenue of ¥68,854,280, operating expenses of ¥45,301,827, and net loss of ¥19,760,427.

The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2025 includes revenue of ¥66,285,032, operating expenses of ¥41,373,992, and net loss of ¥23,845,123.

The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive loss for the year ended June 30, 2026 includes revenue of ¥120,415,337 ($17,747,025), operating expenses of ¥40,512,998 ($5,970,877), and net income of ¥20,324 ($2,995).